RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest income (expense), net	$ (932,000,000)	$ (556,000,000)	$ (1,797,000,000)	$ (1,016,000,000)
Brookfield credit agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000,000,000		1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0		0		$ 0
Current borrowings	0		0		$ 0
Interest income (expense), net	0	0
Base management fee expense	23,000,000	23,000,000	46,000,000	47,000,000
Dividends recognised as distributions to owners	0	$ 0	0	$ 0
Loans payable in default	85,000,000		85,000,000
Accounts and other receivable, net	$ 79,000,000		$ 79,000,000